Commitments and Contingencies (Details Narrative) - Evergreen Corporation [Member] - USD ($)		3 Months Ended	12 Months Ended
	Feb. 11, 2022	Feb. 28, 2025	Nov. 30, 2024	Sep. 05, 2024	Nov. 30, 2023
Loss Contingencies [Line Items]
Deferred underwriter commission		$ 4,025,000	$ 4,025,000		$ 4,025,000
Sale of stock, price per share				$ 10.00
Over-Allotment Option [Member] | Underwriters [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction	1,500,000
Underwriting discount per unit		$ 0.20	$ 0.20
Underwriting discount		$ 2,000,000	$ 2,000,000
Aggregate amonunt of underwriting discount			2,300,000
Reimburse of offering expense		$ 500,000	$ 500,000
Underwriter deferred fee in unit		$ 0.35	$ 0.35
Deferred underwriter commission		$ 3,500,000	$ 3,500,000
Aggregate amount of deferred fees		4,025,000	$ 4,025,000
Sale of stock, price per share	$ 10.00
Proceeds from over-allotment option	$ 15,000,000
Aggregate amount of underwriting discount		$ 2,300,000
Over-Allotment Option [Member] | Underwriters [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction		1,500,000	1,500,000